Commitments and Contingencies - Schedule of Future Payments for Employment Agreements (Details)	Dec. 31, 2025 USD ($)
Schedule of Future Payments for Employment Agreements [Line Items]
Total minimum payment required	$ 1,555,000
2025 [Member]
Schedule of Future Payments for Employment Agreements [Line Items]
Total minimum payment required	825,000
2026 [Member]
Schedule of Future Payments for Employment Agreements [Line Items]
Total minimum payment required	365,000
2027 [Member]
Schedule of Future Payments for Employment Agreements [Line Items]
Total minimum payment required	$ 365,000